Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2022		1,166,990	1,501,548	204,788	2,873,326
Additions through business combinations	5	145,204	91,870	3,265	240,339
Other additions		77,516	265,687	17,044	360,247
Disposals		(398)	(136,028)	(529)	(136,955)
Reclassification to assets held for sale		(13,325)	(19,741)	-	(33,066)
Reclassification between categories*		-	36,319	(36,319)	-
Effect of movements in exchange rates		7,990	18,545	4,122	30,657
Balance at December 31, 2023		1,383,977	1,758,200	192,371	3,334,548
Additions through business combinations	5	115,405	465,400	9,278	590,083
Other additions		68,580	295,452	29,269	393,301
Disposals		(6,008)	(162,983)	(19,426)	(188,417)
Reclassification to assets held for sale		(30,974)	(44,961)	-	(75,935)
Effect of movements in exchange rates		(38,902)	(67,244)	(14,984)	(121,130)
Balance at December 31, 2024		1,492,078	2,243,864	196,508	3,932,450

Accumulated Depreciation
Balance at December 31, 2022		83,140	543,272	114,959	741,371
Depreciation		21,841	210,523	17,471	249,835
Disposals		(92)	(78,584)	(410)	(79,086)
Reclassification to assets held for sale		(1,003)	(4,947)	-	(5,950)
Reclassification between categories*		-	11,089	(11,089)	-
Effect of movements in exchange rates		1,515	8,879	2,512	12,906
Balance at December 31, 2023		105,401	690,232	123,443	919,076
Depreciation		25,222	286,817	20,541	332,580
Disposals		(5,829)	(107,464)	(17,169)	(130,462)
Reclassification to assets held for sale		(2,237)	(28,226)	-	(30,463)
Effect of movements in exchange rates		(5,795)	(34,270)	(9,303)	(49,368)
Balance at December 31, 2024		116,762	807,089	117,512	1,041,363

Net carrying amounts
At December 31, 2023		1,278,576	1,067,968	68,928	2,415,472
At December 31, 2024		1,375,316	1,436,775	78,996	2,891,087

* Reclassification between categories had no impact on the depreciation of the reclassified property and equipment